Long term incentive Programs and mangement remuneration (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-Term Incentive Programs and Management remuneration
Short-term employee benefits	R$ 17,218	R$ 13,363
Other long-term benefits	1,078	1,120
Termination benefits	0	873
Share-based payments	1,531	1,466
Total	R$ 19,827	R$ 16,822